UNITED STATES
                  SECURITIES & EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              Form 13F




                         FORM 13F COVER PAGE









Report for the Calendar Year or Quarter Ended:   September 30, 2010

 Check here if Amendment           [    ];Amendment Number:

 This amendment (Check only one) : [    ] is a restatement
                                   [    ] adds new holdings entries.





Institutional Investment Manager Filing this Report:


Name:       The Adams Express Company
Address:    7 St. Paul Street, Suite 1140
            Baltimore, MD  21202



Form 13F File Number:          28-597




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:          Christine M. Sloan
Title:         Assistant Treasurer
Phone:         (410) 752-5900


Signature, Place, and Date of Signing:

/s/ Christine M. Sloan          Baltimore, MD               November 2, 2010

[Signature]                     [City, State]                  [Date]



  Report Type (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                                       FORM 13F SUMMARY PAGE




 Report Summary:

 Number of Other Included Managers:                 0

 Form 13F Information Table Entry Total:            78

 Form 13F Information Table Value Total:            $1,012,439 (in thousands)




- List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE.



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         COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP        VALUE      SHRS OR   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)    PRN AMT   PRN  CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE

  ABBOTT LABORATORIES            COM          002824100    16,717     320,000    SH        SOLE               320,000
  AMERICAN EXPRESS CO.           COM          025816109    14,711     350,000    SH        SOLE               350,000
  APPLE INC.                     COM          037833100    21,281     75,000     SH        SOLE               75,000
  AUTOMATIC DATA PROCESSING INC. COM          053015103    12,609     300,000    SH        SOLE               300,000
  AVON PRODUCTS, INC.            COM          054303102    10,423     324,600    SH        SOLE               324,600
  BANK OF AMERICA CORP.          COM          060505104    18,157     1,385,000  SH        SOLE               1,385,000
  BANK OF NEW YORK MELLON CORP.  COM          064058100    10,551     403,775    SH        SOLE               403,775
  BRISTOL-MYERS SQUIBB CO.       COM          110122108     4,312     159,061    SH        SOLE               159,061
  BROADCOM CORP.                 COM          111320107    14,156     400,000    SH        SOLE               400,000
  BUNGE LTD.                     COM          G16962105    10,649     180,000    SH        SOLE               180,000
  CHEVRON CORP.                  COM          166764100    16,210     200,000    SH        SOLE               200,000
  CINTAS CORP.                   COM          172908105     8,265     300,000    SH        SOLE               300,000
  CISCO SYSTEMS, INC.            COM          17275R102    18,615     850,000    SH        SOLE               850,000
  CLIFFS NATURAL RESOURCES INC.  COM          18683K101     7,670     120,000    SH        SOLE               120,000
  COCA-COLA CO.                  COM          191216100    14,630     250,000    SH        SOLE               250,000
  COLUMBIA SPORTSWEAR CO.        COM          198516106    11,688     200,000    SH        SOLE               200,000
  CONSOL ENERGY INC.             COM          20854P109     7,392     200,000    SH        SOLE               200,000
  CURTISS-WRIGHT CORP.           COM          231561101    10,908     360,000    SH        SOLE               360,000
  CVS/CAREMARK CORP.             COM          126650100     9,284     295,000    SH        SOLE               295,000
  DEAN FOODS CO.                 COM          242370104     4,339     425,000    SH        SOLE               425,000
  DEL MONTE FOODS CO.            COM          24522P103    10,488     800,000    SH        SOLE               800,000
  DELL INC.                      COM          24702R101     3,694     285,000    SH        SOLE               285,000
  DOW CHEMICAL CO.               COM          260543103     7,889     287,300    SH        SOLE               287,300
  EMERSON ELECTRIC CO.           COM          291011104    15,798     300,000    SH        SOLE               300,000
  EXXON MOBIL CORP.              COM          30231G102    13,285     215,000    SH        SOLE               215,000
  FREEPORT-MCMORAN COPPER & GOLD COM          35671D857    11,528     135,000    SH        SOLE               135,000
  GENERAL ELECTRIC CO.           COM          369604103    20,036    1,233,000   SH        SOLE               1,233,000
  GILEAD SCIENCES INC.           COM          375558103     8,902     250,000    SH        SOLE               250,000
  GOOGLE INC.                    COM          38259P508    15,248     29,000     SH        SOLE               29,000
  HALLIBURTON CO.                COM          406216101     4,960     150,000    SH        SOLE               150,000
  HANSEN NATURAL CORP.           COM          411310105     9,324     200,000    SH        SOLE               200,000
  HARSCO CORP.                   COM          415864107     7,620     310,000    SH        SOLE               310,000
  HEWLETT-PACKARD CO.            COM          428236103    12,621     300,000    SH        SOLE               300,000
  HOSPIRA INC.                   COM          441060100     9,977     175,000    SH        SOLE               175,000
  ILLINOIS TOOL WORKS INC.       COM          452308109    11,755     250,000    SH        SOLE               250,000
  INTEL CORP.                    COM          458140100    16,153     840,000    SH        SOLE               840,000
  JOHNSON & JOHNSON              COM          478160104    15,800     255,000    SH        SOLE               255,000
  JPMORGAN CHASE & CO.           COM          46625H100    21,319     560,000    SH        SOLE               560,000
  LIFE TECHNOLOGIES CORP.        COM          53217V109     9,338     200,000    SH        SOLE               200,000
  LOWE'S COMPANIES, INC.         COM          548661107    13,374     600,000    SH        SOLE               600,000
  MASCO CORP.                    COM          574599106     4,954     450,000    SH        SOLE               450,000
  MCDONALD'S CORP.               COM          580135101    18,627     250,000    SH        SOLE               250,000
  MDU RESOURCES GROUP, INC.      COM          552690109    11,222     562,500    SH        SOLE               562,500
  MEAD JOHNSON NUTRITION CO.     COM          582839106     6,680     117,383    SH        SOLE               117,383
  MEDTRONIC, INC.                COM          585055106    11,753     350,000    SH        SOLE               350,000
  MICROSOFT CORP.                COM          594918104    28,898    1,180,000   SH        SOLE               1,180,000
  MORGAN STANLEY                 COM          617446448     7,404     300,000    SH        SOLE               300,000
  NEWELL RUBBERMAID INC.         COM          651229106     7,124     400,000    SH        SOLE               400,000
  NORFOLK SOUTHERN CORP.         COM          655844108    11,902     200,000    SH        SOLE               200,000
  NORTHEAST UTILITIES            COM          664397106    10,349     350,000    SH        SOLE               350,000
  ORACLE CORP.                   COM          68389X105    29,535    1,100,000   SH        SOLE               1,100,000
  OSHKOSH CORP.                  COM          688239201    10,450     380,000    SH        SOLE               380,000
  PEPSICO, INC.                  COM          713448108    23,918     360,000    SH        SOLE               360,000
  PETROLEUM & RESOURCES CORP     COM          716549100    50,580    2,186,774   SH        SOLE               2,186,774
  PFIZER INC                     COM          717081103    17,430    1,015,125   SH        SOLE               1,015,125
  PNC FINANCIAL SERVICES GROUP   COM          693475105    14,016     270,000    SH        SOLE               270,000
  POTASH CORP OF SASKATCHEWAN    COM          73755L107     6,158     42,750     SH        SOLE               42,750
  PRAXAIR, INC.                  COM          74005P104     9,865     109,292    SH        SOLE               109,292
  PROCTER & GAMBLE CO.           COM          742718109    18,891     315,000    SH        SOLE               315,000
  PRUDENTIAL FINANCIAL, INC.     COM          744320102    16,796     310,000    SH        SOLE               310,000
  QUALCOMM INC.                  COM          747525103    13,536     300,000    SH        SOLE               300,000
  RYLAND GROUP INC.              COM          783764103     6,156     343,500    SH        SOLE               343,500
  SAFEWAY INC.                   COM          786514208     8,252     390,000    SH        SOLE               390,000
  SENOMYX, INC.                  COM          81724Q107     5,112    1,284,400   SH        SOLE               1,284,400
  SPECTRA ENERGY CORP.           COM          847560109     9,150     405,780    SH        SOLE               405,780
  SPIRIT AEROSYSTEMS HOLDINGS    COM CL A     848574109    11,061     555,000    SH        SOLE               555,000
  STATE STREET CORP.             COM          857477103     9,997     265,452    SH        SOLE               265,452
  T. ROWE PRICE GROUP INC.       COM          74144T108    10,013     200,000    SH        SOLE               200,000
  TARGET CORP.                   COM          87612E106    17,101     320,000    SH        SOLE               320,000
  TEVA PHARMACEUTICAL INDUSTRIES COM          881624209    17,408     330,000    SH        SOLE               330,000
  TRANSOCEAN LTD.                REG SHS      H8817H100     8,679     135,000    SH        SOLE               135,000
  UNILEVER PLC ADR               SPON ADR NEW 904767704    20,469     703,400    SH        SOLE               703,400
  UNITED TECHNOLOGIES CORP.      COM          913017109    21,369     300,000    SH        SOLE               300,000
  UNITEDHEALTH GROUP INC.        COM          91324P102    12,289     350,000    SH        SOLE               350,000
  VISA INC.                      COM CL A     92826C839     6,683     90,000     SH        SOLE               90,000
  WALT DISNEY CO.                COM          254687106    15,893     480,000    SH        SOLE               480,000
  WELLS FARGO & CO.              COM          949746101    13,193     525,000    SH        SOLE               525,000
  ZIMMER HOLDINGS, INC.          COM          98956P102     7,850     150,000    SH        SOLE               150,000
                                                          1,012,439